iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .8%
AAR Corp.
(a)
............................. 385,211 $ 26,498,665
AeroVironment, Inc.
(a) (b)
...................... 305,652 87,095,537
Archer Aviation, Inc. , Class A
(a) (b)
................ 5,363,875 58,198,044
ATI, Inc.
(a)
............................... 1,530,378 132,132,837
Axon Enterprise, Inc.
(a) (b)
..................... 456,097 377,620,950
Boeing Co. (The)
(a)
......................... 3,461,021 725,187,730
BWX Technologies, Inc. ..................... 991,131 142,782,332
Cadre Holdings, Inc. ........................ 282,629 9,001,734
Curtiss-Wright Corp. ........................ 408,870 199,753,438
Ducommun, Inc.
(a)
......................... 148,659 12,283,693
General Dynamics Corp. ..................... 1,287,050 375,381,003
General Electric Co. ........................ 6,638,862 1,708,776,690
HEICO Corp.
(b)
........................... 435,766 142,931,248
HEICO Corp. , Class A ....................... 810,282 209,660,467
Hexcel Corp. ............................. 871,944 49,256,117
Howmet Aerospace, Inc.
(b)
.................... 2,079,228 387,006,708
Huntington Ingalls Industries, Inc. ............... 425,686 102,786,142
Karman Holdings, Inc.
(a) (b)
.................... 243,491 12,264,642
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 1,805,357 83,858,833
L3Harris Technologies, Inc. ................... 1,439,200 361,008,928
Leonardo DRS, Inc. ........................ 807,256 37,521,259
Loar Holdings, Inc.
(a) (b)
....................... 294,673 25,391,972
Lockheed Martin Corp. ...................... 777,501 360,091,813
Mercury Systems, Inc.
(a) (b)
.................... 551,645 29,711,600
Moog, Inc. , Class A ........................ 306,916 55,542,589
National Presto Industries, Inc. ................. 55,888 5,474,788
Northrop Grumman Corp. .................... 726,788 363,379,464
Rocket Lab Corp.
(a) (b)
....................... 3,954,624 141,456,900
RTX Corp. .............................. 8,317,068 1,214,458,269
Spirit AeroSystems Holdings, Inc. , Class A
(a)
........ 1,272,739 48,554,993
Standardaero, Inc.
(a)
........................ 1,424,184 45,075,424
Security Shares Value
a
Aerospace & Defense (continued)
Textron, Inc.
(b)
............................ 1,958,581 $ 157,254,468
TransDigm Group, Inc. ...................... 248,324 377,611,407
Triumph Group, Inc.
(a)
....................... 840,726 21,648,694
V2X, Inc.
(a)
.............................. 154,854 7,518,162
Woodward, Inc. ........................... 645,497 158,204,860
8,252,382,400
a
Leisure Products  —  0 .2%
Smith & Wesson Brands, Inc. .................. 477,919 4,148,337
Sturm Ruger & Co., Inc. ..................... 179,811 6,455,215
10,603,552
a
Total Long-Term Investments — 100.0%
(Cost: $ 5,622,259,700 ) ............................... 8,262,985,952
a
Short-Term Securities
Money Market Funds  —  2 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.47%
(c) (d) (e)
............................ 217,597,024 217,684,063
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................. 6,302,551 6,302,551
a
Total Short-Term Securities — 2.7%
(Cost: $ 223,942,300 ) ................................ 223,986,614
Total Investments — 102.7%
(Cost: $ 5,846,202,000 ) ............................... 8,486,972,566
Liabilities in Excess of Other Assets — ( 2 .7 ) % ............... (219,676,572)
Net Assets — 100.0% ................................. $ 8,267,295,994
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 368,673,886  $ —  $ (150,982,818)
(a)
$ (2,926) $ (4,079) $ 217,684,063  217,597,024  $ 135,738
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,308,939  —  (2,006,388)
(a)
—  —  6,302,551  6,302,551  69,913  —
$ (2,926) $ (4,079)
$ 223,986,614
$ 205,651  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Aerospace & Defense ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 30 09/19/25 $ 4,502 $ 170,316
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,262,985,952  $ —  $ —  $ 8,262,985,952
Short-Term Securities
Money Market Funds ...................................... 223,986,614  —  —  223,986,614
$ 8,486,972,566  $ —  $ —  $ 8,486,972,566
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 170,316  $ —  $ —  $ 170,316
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.